As filed with the U.S. Securities and Exchange Commission on August 11, 2020

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 745	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 747	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Ryan Louvar WisdomTree Asset Management, Inc. 245 Park Avenue, 35th Floor New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b).
☐ On (date) pursuant to paragraph (b)(1)(iii).
☐ 60 days after filing pursuant to paragraph (a)(1).
☐ On (date) pursuant to paragraph (a)(1).
☐ 75 days after filing pursuant to paragraph (a)(2).
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 745 relates to the U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. Dividend ex-Financials Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, U.S. Quality Shareholder Yield Fund, U.S. ESG Fund, U.S. LargeCap Fund, U.S. MidCap Fund, U.S. SmallCap Fund, U.S. Multifactor Fund, International Equity Fund, International High Dividend Fund, International LargeCap Dividend Fund, International MidCap Dividend Fund, International SmallCap Dividend Fund, International Dividend ex-Financials Fund, International Quality Dividend Growth Fund, International Multifactor Fund, Europe Quality Dividend Growth Fund, Europe SmallCap Dividend Fund, Japan SmallCap Dividend Fund, Japan Hedged Equity Fund, Japan Hedged SmallCap Equity Fund, Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, Global High Dividend Fund, Global ex-U.S. Quality Dividend Growth Fund, Global ex-U.S. Real Estate Fund, Emerging Markets High Dividend Fund, Emerging Markets SmallCap Dividend Fund, Emerging Markets Quality Dividend Growth Fund, Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets Multifactor Fund, India Earnings Fund, India ex-State-Owned Enterprises Fund, China ex-State-Owned Enterprises Fund and Growth Leaders Fund (the “Funds”), a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 745 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 11th day of August, 2020.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 745 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	August 11, 2020

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	August 11, 2020

/s/ David Chrencik* David Chrencik	Trustee	August 11, 2020

/s/ Joel Goldberg* Joel Goldberg	Trustee	August 11, 2020

/s/ Toni Massaro* Toni Massaro	Trustee	August 11, 2020

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	August 11, 2020

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	August 11, 2020

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase